UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  Chadds Ford Business Campus
          Brandywine Two, Ste 206
          Routes 1 & 202
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania     January 22, 2002

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        40

Form 13F Information Table Value Total:        $159,861
List of Other Included Managers:               NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATN COM      COM              000886101     1582   343900 SH       SOLE                                     343900
ABBOTT LABS COM                COM              002824100      295     5300 SH       SOLE                                       5300
AMERICAN INTL GROUP COM        COM              026874107     6647    83715 SH       SOLE                                      83715
AMGEN INC COM                  COM              031162100     4755    84250 SH       SOLE                                      84250
AVERY DENNISON CORP COM        COM              053611109     5914   104617 SH       SOLE                                     104617
BED BATH & BEYOND INC COM      COM              075896100     4193   123700 SH       SOLE                                     123700
BICO INC COM                   COM              088766100        1    22728 SH       SOLE                                      22728
CENTEX CORP COM                COM              152312104     6589   115412 SH       SOLE                                     115412
CISCO SYS INC COM              COM              17275R102     3243   179053 SH       SOLE                                     179053
CITIGROUP INC COM              COM              172967101      957    18951 SH       SOLE                                      18951
COLGATE PALMOLIVE CO COM       COM              194162103      277     4800 SH       SOLE                                       4800
DU PONT E I DE NEMOURS COM     COM              263534109      856    20134 SH       SOLE                                      20134
EXXON MOBIL CORP COM           COM              30231G102     7530   191604 SH       SOLE                                     191604
GENERAL DYNAMICS CORP COM      COM              369550108     5073    63700 SH       SOLE                                      63700
GENERAL ELEC CO COM            COM              369604103     7282   181675 SH       SOLE                                     181675
HOME DEPOT INC COM             COM              437076102     6722   131775 SH       SOLE                                     131775
HOUSEHOLD INTL INC COM         COM              441815107      261     4500 SH       SOLE                                       4500
ILLINOIS TOOL WKS INC COM      COM              452308109     5803    85685 SH       SOLE                                      85685
INTEL CORP COM                 COM              458140100     7287   231690 SH       SOLE                                     231690
INTERNATIONAL BUS MACH COM     COM              459200101     5733    47398 SH       SOLE                                      47398
JOHNSON & JOHNSON COM          COM              478160104     9411   159234 SH       SOLE                                     159234
MARSH & MCLENNAN COS COM       COM              571748102     3729    34700 SH       SOLE                                      34700
MEDTRONIC INC COM              COM              585055106     7125   139125 SH       SOLE                                     139125
MERCK & CO INC COM             COM              589331107     4926    83783 SH       SOLE                                      83783
MICROSOFT CORP COM             COM              594918104     4838    73030 SH       SOLE                                      73030
MORGAN STAN DEAN WITTR COM     COM              617446448     4785    85530 SH       SOLE                                      85530
PEPSICO INC COM                COM              713448108      268     5500 SH       SOLE                                       5500
PFIZER INC COM                 COM              717081103     5923   148640 SH       SOLE                                     148640
SBC COMMUNICATIONS INC COM     COM              78387G103     5245   133904 SH       SOLE                                     133904
SCHWAB CHARLES CP COM          COM              808513105     4744   306653 SH       SOLE                                     306653
SUN MICROSYSTEMS INC COM       COM              866810104     4440   360960 SH       SOLE                                     360960
T ROWE PRICE GROUP INC         COM              74144T108     4118   118575 SH       SOLE                                     118575
TYCO INTL LTD COM              COM              902124106      440     7475 SH       SOLE                                       7475
VERIZON COMMUNICATIONS COM     COM              92343V104      435     9164 SH       SOLE                                       9164
VULCAN MATLS CO COM            COM              929160109     3242    67627 SH       SOLE                                      67627
WAL MART STORES INC COM        COM              931142103      276     4794 SH       SOLE                                       4794
WALGREEN CO COM                COM              931422109      286     8500 SH       SOLE                                       8500
WELLS FARGO & CO COM           COM              949746101     6224   143188 SH       SOLE                                     143188
BP P L C SPONSORED ADR         ADR              055622104     4995   107402 SH       SOLE                                     107402
NOKIA CORP SPONSORED ADR       ADR              654902204     3412   139100 SH       SOLE                                     139100